SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 USD ($)
Securities Sold Under Agreements To Repurchase Details [Abstract]
Securities sold under agreements to repurchase	€ 4,738	€ 1,109	$ 6,571
Securities sold under agreements to repurchase:
Average outstanding during the year	2,607	1,376
Weighted average interest rate during the year	2.22%	4.38%
Weighted average interest rate at year end	2.90%	4.93%
Amount outstanding at month end:
January	2,021	1,984
February	1,964	1,505
March	2,645	1,624
April	3,464	1,735
May	3,257	1,442
June	1,858	1,055
July	1,314	942
August	2,286	1,533
September	2,372	1,465
October	2,463	1,254
November	€ 4,404	€ 936